BUSINESS ACQUISITIONS (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 27, 2020	Dec. 02, 2019
Business Acquisition [Line Items]
Net Income (Loss)		$ 1,000,000
MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Total Consideration				$ 6,930,557
September 3, 2019 [Member] | MattnJeremy, Inc. [Member]
Business Acquisition [Line Items]
Cash		1,000,000	$ 1,000,000
Relief of Credit
Present Value of Deferred Payments		1,875,000	1,875,000
Contingent Consideration		9,833,000	9,833,000
Total Consideration		12,708,000	$ 12,708,000
Subordinate Voting Shares			5,112,263
Current assets		405,000	$ 405,000
Fixed Assets
Deferred Tax Liabilities		(1,844,465)	(1,844,465)
Customer Relationships		830,000	830,000
Dispensary License		5,100,000	5,100,000
Total Intangible Assets		5,930,000	5,930,000
Total Identifiable Net Assets		4,490,535	4,490,535
Goodwill		8,217,465	8,217,465
Total Preliminary Accounting Estimate of Net Assets Acquired		12,708,000	12,708,000
Acquisition Costs Expensed			421,497
Net Income (Loss)			(1,136,536)
Revenues			2,797,177
Pro Forma Net Income (Loss)			10,000
Pro Forma Revenues			50,000
December 2, 2019 [Member] | MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Cash
Relief of Credit		6,930,557	6,930,557
Present Value of Deferred Payments
Contingent Consideration
Total Consideration		6,930,557	$ 6,930,557
Subordinate Voting Shares
Current assets		537,771	$ 537,771
Fixed Assets		430,621	430,621
Deferred Tax Liabilities		(1,583,745)	(1,583,745)
Customer Relationships		300,000	300,000
Dispensary License		4,500,000	4,500,000
Total Intangible Assets		4,800,000	4,800,000
Total Identifiable Net Assets		4,184,647	4,184,647
Goodwill		2,745,910	2,745,910
Total Preliminary Accounting Estimate of Net Assets Acquired		6,930,557	6,930,557
Acquisition Costs Expensed
Net Income (Loss)			870,289
Revenues			6,283,249
Pro Forma Net Income (Loss)			(132,726)
Pro Forma Revenues			4,488,035
TOTAL [Member]
Business Acquisition [Line Items]
Cash		1,000,000	1,000,000
Relief of Credit		6,930,557	6,930,557
Present Value of Deferred Payments		1,875,000	1,875,000
Contingent Consideration		9,833,000	9,833,000
Total Consideration		19,638,557	$ 19,638,557
Subordinate Voting Shares			5,112,263
Current assets		942,771	$ 942,771
Fixed Assets		430,621	430,621
Deferred Tax Liabilities		(3,428,210)	(3,428,210)
Customer Relationships		1,130,000	1,130,000
Dispensary License		9,600,000	9,600,000
Total Intangible Assets		10,730,000	10,730,000
Total Identifiable Net Assets		8,675,182	8,675,182
Goodwill		10,963,375	10,963,375
Total Preliminary Accounting Estimate of Net Assets Acquired		$ 19,638,557	19,638,557
Acquisition Costs Expensed			421,497
Net Income (Loss)			(266,247)
Revenues			9,080,426
Pro Forma Net Income (Loss)			(122,726)
Pro Forma Revenues			$ 4,538,035